Trade and Other Receivables - Summary of Trade and Other Receivables, Net (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 419,752,286	$ 445,071,856
Trade receivables, Current	380,379,326	382,487,300
Other receivables, Current	39,372,960	62,584,556
Trade and other receivables, Non-current	36,182,399	33,500,105
Trade receivables, Non-current	1,917,828	8,369,878
Other receivables, Non-current	34,264,571	25,130,227
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	463,626,345	484,533,736
Trade receivables, Current	415,039,522	414,184,116
Other receivables, Current	48,586,823	70,349,620
Trade and other receivables, Non-current	36,182,399	33,500,105
Trade receivables, Non-current	1,917,828	8,369,878
Other receivables, Non-current	$ 34,264,571	$ 25,130,227